Expense Example - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund - Class K6	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318